Deposits and obligations	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Deposits and obligations

11.	Deposits and obligations

(a)	This caption is made up as follows:

	2022	2021
	S/(000)	S/(000)
Saving deposits	20,911,746	22,541,822
Demand deposits	13,824,824	14,433,164
Time deposits (e)	12,866,602	10,954,233
Compensation for service time (c)	921,288	962,596
Other obligations	6,248	6,129

Total	48,530,708	48,897,944

(b)	Interest rates applied to deposits and obligations are determined based on the market interest rates.

(c)
In May 2022, through Act No. 31480 “Act Authorizing the Withdrawal of Severance Indemnities to Cover Economic Needs Caused by the Covid-19 Pandemic”, the Peruvian government authorized clients, until December 31, 2023, to withdraw one hundred percent of these deposits. As part of this benefit, as of December 31, 2022; approximately
261,000
 clients withdrew approximately

S
/
767,470,000.

In April 2021, through Act No. 31171, the Peruvian government authorized clients to withdraw the 100 percent of these deposits accumulated until December 31, 2021. As part of this benefit, as of December 31, 2021, approximately 242,000 customers withdrew approximately S/1,630,000,000.

(d)
As of December 31, 2022 and 2021, approximately S/18,368,816,000 and S/17,180,174,000, respectively, of deposits and obligations are covered by the Peruvian Deposit Insurance Fund. Likewise, at those dates, the coverage of the Deposit Insurance Fund by each client is up to S/125,603 and S/115,637, respectively.

(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Up to 1 month	2,797,703	4,679,045
From 1 to 3 months	1,973,288	2,205,213
From 3 months to 1 year	6,788,680	3,430,805
From 1 to 5 years	1,023,473	377,889
Over 5 years	283,458	261,281

Total	12,866,602	10,954,233